Investment in NMG Ohio LLC (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment in NMG Ohio LLC
	31 October 2019	31 July 2019

Opening balance	$3,465,902	$77,600
Acquisition costs: Common shares issued to vendors at fair value	-	1,448,805
Acquisition costs: Cash payments to vendors	-	1,181,250
Dispensary build-out related costs	16,469	573,633
License fees	-	100,000
Equity pickup	87,651	56,466
Foreign exchange	(1,377)	28,148

Total	$3,568,645	$3,465,902

Summarized financial information for NMG Ohio is as follows:

31 October 2019

Current assets	$768,603
Non-current assets	853,383
Total assets	1,621,986

Current liabilities	465,933
Non-current liabilities	-
Total liabilities	465,933

Revenues	961,444
Gross profit	420,904
Net income	292,171

Net income attributable to the Company	$87,651

31 July 2019

Balance, 31 July 2018	$77,600
Acquisition costs: Common shares issued to vendors at fair value	1,448,805
Acquisition costs: Cash payments to vendors	1,181,250
Dispensary build-out related costs	573,633
License fees	100,000
Equity pickup	56,466
Foreign exchange	28,148

Total	$3,465,902

Summarized financial information for NMG Ohio is as follows:

31 July 2019

Current assets	$271,121
Non-current assets	923,387
Total assets	1,194,508

Current liabilities	338,427
Non-current liabilities	-
Total liabilities	338,427

Revenues	1,225,238
Gross profit	513,643
Net income	188,244

Net income attributable to the Company	$56,466